Equity Transactions (Details Narrative) 10Q - USD ($)						1 Months Ended				6 Months Ended	12 Months Ended
	Mar. 28, 2018	Feb. 21, 2018	Jan. 29, 2018	Sep. 16, 2017	May 22, 2017	Feb. 28, 2018	Jan. 31, 2018	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Common shares issued upon exercise of warrants, shares										1,981,000
Common shares issued upon exercise of warrants										$ 22,000
Shares issued upon exercise of option										1,981,000
Shares issued upon exercise of option, value										$ 34,133
Number of common stock shares issued, shares										1,679,276
Number of common stock shares issued, value										$ 2,978,500	$ 796,000	$ 1,524,030
Number of common stock shares issued for service, value										$ 2,627,417	$ 2,088,160
Number of common stock shares issued upon conversion			1,250,000								1,026,195
Warrants to purchase shares of common stock		2,000,000		275,000	100,000					500,000
Warrant exercise price per share		$ 0.25		$ 0.08	$ 0.40					$ 0.14
Stock repurchase										$ (20,000)		$ (166,226)
Number of stock options granted										1,006,272	13,210,000	5,860,000
Exercise price of common stock granted										$ 0.33	$ 0.17	$ 0.09
Fair value of stock options grants										$ 259,105	$ 1,781,000	$ 462,000
Expense recognized relating to stock options											418,389
Unrecognized stock based compensation expense									$ 457,881	$ 1,563,155	$ 837,120	$ 457,881
Warrants expire date		Feb. 20, 2023		Mar. 15, 2018	May 21, 2019
Warrants issued for derivative liability										500,000
Weighted average exercise price of warrants										$ 0.15
Investor [Member]
Number of common stock shares issued, shares										17,459,067
Number of common stock shares issued, value										$ 2,978,500
Stock repurchase, shares										700,000
Stock repurchase										$ 20,000
Employees and Vendors [Member]
Number of common stock shares issued for service										4,790,181
Number of common stock shares issued for service, value										$ 2,627,417
Officers and Directors [Member]
Number of common stock shares issued for service										4,500,000
Number of common stock shares issued for service, value										$ 1,539,000
Note Holder [Member]
Number of common stock shares issued, shares								50,000	240,000
Number of common stock shares issued, value								$ 12,500	$ 21,600
Number of common stock shares issued upon conversion										7,383,006
Warrants to purchase shares of common stock										1,000,000	4,830,000
Warrant exercise price per share										$ 0.14	$ 0.15
Warrants expire date										Jan. 31, 2023
CEO [Member]
Conversion of stock, amount converted	$ 582,333
Conversion of stock, shares converted	407,226
Fair value of shares issued	$ 582,333
Kodiak [Member]
Shares issued upon exercise of option						3,048,105	3,048,105
Shares issued upon exercise of option, value						$ 1,000,000	$ 1,000,000
Warrants to purchase shares of common stock										2,000,000
Warrant exercise price per share										$ 0.25
Equity Option [Member]
Shares issued upon exercise of option										487,620
Number of cash exercise of option during period										487,620
Shares issued upon exercise of option, value										$ 34,133
Warrants [Member]
Common shares issued upon exercise of warrants, shares										1,981,000
Number of cashless warrants exercised during period										1,704,325
Common shares issued upon exercise of warrants										$ 22,000
Weighted average exercise price of warrants										$ 0.21	$ 0.19	$ 0.08